T. ROWE PRICE SMALL-CAP STOCK FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.2%
Iridium Communications (1)	697,500	18,442
		18,442
Entertainment 0.4%
Zynga, Class A (1)	8,394,700	44,744
		44,744
Interactive Media & Services 0.2%
Cargurus (1)	323,827	12,972
Eventbrite, Class A (1)	139,954	2,683
		15,655
Media 1.1%
Cable One	109,360	107,324
		107,324
Total Communication Services		186,165
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.6%
Gentherm (1)	843,141	31,078
Visteon (1)	371,799	25,041
		56,119
Diversified Consumer Services 1.2%
American Public Education (1)	610,743	18,396
Bright Horizons Family Solutions (1)	347,900	44,222
Chegg (1)	721,600	27,507
J2 Acquisition (1)	2,559,436	23,131
J2 Acquisition, Warrants, 10/10/20 (1)	2,573,386	458
		113,714
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming	177,800	4,865
Chuy's Holdings (1)(2)	863,911	19,671
Denny's (1)(2)	3,075,000	56,426
)LUVW 3DJH )RRWHU

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dunkin' Brands Group	830,176	62,346
Fiesta Restaurant Group (1)	1,175,007	15,404
OneSpaWorld Holdings (1)	996,200	13,608
Papa John's International	808,700	42,821
Red Robin Gourmet Burgers (1)(2)	763,321	21,991
Wingstop	823,000	62,573
		299,705
Household Durables 1.3%
Cavco Industries (1)	134,600	15,820
Skyline Champion	1,194,441	22,694
Tempur Sealy International (1)	921,500	53,143
TRI Pointe Group (1)	3,175,346	40,136
		131,793
Internet & Direct Marketing Retail 0.1%
A Place for Rover, Acquisition Date: 5/25/18, Cost $330 (1)(3)(4)	48,677	330
GrubHub (1)	107,558	7,472
		7,802
Multiline Retail 0.8%
Ollie's Bargain Outlet Holdings (1)	859,828	73,369
Tuesday Morning (1)(2)	3,984,700	8,448
		81,817
Specialty Retail 3.6%
Aaron's	1,195,400	62,878
Burlington Stores (1)	525,800	82,382
Five Below (1)	261,700	32,516
Michaels (1)	2,317,200	26,462
Monro	1,355,200	117,252
National Vision Holdings (1)	702,410	22,077
RH (1)	125,290	12,899
		356,466

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Textiles, Apparel & Luxury Goods 0.1%
	Allbirds, Acquisition, Date: 10/10/18 - 12/21/18, Cost $6,034
(1)	(3)(4)	110,039	6,034
			6,034
	Total Consumer Discretionary		1,053,450
	CONSUMER STAPLES 4.9%
	Beverages 0.8%
	Boston Beer, Class A (1)	263,146	77,557
			77,557
	Food & Staples Retailing 0.5%
	Performance Food Group (1)	1,240,738	49,183
			49,183
	Food Products 3.6%
	AD Makepeace (1)	164	919
	ADM Holdings (1)(4)	164	428
	Cal-Maine Foods	1,361,667	60,771
	Collier Creek Holdings (1)	1,339,640	13,865
	Nomad Foods (1)	1,000,251	20,455
	Post Holdings (1)	778,900	85,212
	Sanderson Farms	393,600	51,892
	Simply Good Foods (1)	2,044,525	42,097
	TreeHouse Foods (1)	1,223,875	79,001
			354,640
	Total Consumer Staples		481,380
	ENERGY 2.0%
	Energy Equipment & Services 0.3%
	Computer Modelling Group (CAD)	1,532,800	7,054
Dril	-Quip (1)	410,000	18,799
			25,853
	Oil, Gas & Consumable Fuels 1.7%
	Centennial Resource Development, Class A (1)	2,230,144	19,603
	Diamondback Energy	370,350	37,602
	Jagged Peak Energy (1)	1,840,992	19,275

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Kosmos Energy	756,911	4,716
	Magnolia Oil & Gas (1)	1,790,200	21,482
	Matador Resources (1)	596,540	11,531
	New Fortress Energy (1)	629,482	7,352
	Seven Generations Energy, Class A (CAD)(1)	2,661,500	19,219
	Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost,
	$1,247 (1)(3)(4)	413	2,147
	Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
	3/8/18, Cost $20,149 (1)(3)(4)	5,556	28,891
			171,818
	Total Energy		197,671
	FINANCIALS 15.7%

	Banks 8.7%
	Atlantic Capital Bancshares (1)	1,079,588	19,249
	BankUnited	1,593,500	53,223
	Blue Hills Bancorp	1,148,617	27,452
	Bridge Bancorp	969,150	28,396
	CenterState Bank	587,000	13,976
	Columbia Banking System	629,761	20,587
	Crossfirst Bankshares, Acquisition Date: 10/23/18, Cost: $7,105
(1)	(3)(4)	498,616	7,105
	Equity Bancshares, Class A (1)	607,000	17,482
	FB Financial	1,094,737	34,769
	First Bancshares	478,500	14,786
	Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
	10/12/18, Cost: $0 (1)(3)(4)	98,245	—
	Heritage Commerce	1,999,135	24,190
	Heritage Financial	947,400	28,555
	Home BancShares	3,317,300	58,285
	Hope Bancorp	1,486,700	19,446
	Independent Bank Group	831,172	42,631
	Investors Bancorp	2,602,600	30,841
	Live Oak Bancshares	1,077,766	15,746
	National Commerce (1)	388,800	15,245
	Origin Bancorp	717,542	24,432
	Pacific Premier Bancorp	873,700	23,179

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pinnacle Financial Partners	1,052,195	57,555
Prosperity Bancshares	670,100	46,277
Seacoast Banking (1)	1,947,744	51,323
Simmons First National, Class A	483,000	11,824
South State	532,344	36,380
Texas Capital Bancshares (1)	345,640	18,869
Towne Bank	1,109,384	27,457
Webster Financial	618,337	31,331
Western Alliance Bancorp (1)	1,256,200	51,554
		852,145
Capital Markets 1.0%
Barings BDC	1,227,122	12,038
Cboe Global Markets	923,877	88,175
		100,213
Consumer Finance 1.1%
Encore Capital Group (1)	1,401,734	38,169
Green Dot, Class A (1)	99,600	6,041
PRA Group (1)	1,671,000	44,799
SLM	2,078,428	20,597
		109,606
Insurance 3.0%
Assurant	637,200	60,477
Axis Capital Holdings	737,900	40,422
Goosehead Insurance, Class A	325,985	9,088
Hanover Insurance Group	486,300	55,521
Safety Insurance Group	306,150	26,678
Selective Insurance Group	1,260,000	79,733
State Auto Financial	568,042	18,700
		290,619
Thrifts & Mortgage Finance 1.9%
Capitol Federal Financial	2,729,735	36,442
Essent Group (1)	599,500	26,048
Meridian Bancorp	2,147,493	33,694
PennyMac Financial Services	1,034,800	23,014
Radian Group	1,508,000	31,276

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sterling Bancorp	1,561,330	15,832
WSFS Financial	587,116	22,663
		188,969
Total Financials		1,541,552
HEALTH CARE 15.3%

Biotechnology 6.9%
Abeona Therapeutics (1)	319,800	2,354
Acceleron Pharma (1)	580,300	27,025
Agios Pharmaceuticals (1)	262,586	17,709
Aimmune Therapeutics (1)	698,012	15,601
Alder Biopharmaceuticals (1)	1,739,578	23,745
Alkermes (1)	273,484	9,979
Allogene Therapeutics (1)	160,171	4,631
AnaptysBio (1)	99,687	7,282
Argenx, ADR (1)	305,983	38,199
Array BioPharma (1)	1,097,600	26,760
Ascendis Pharma, ADR (1)	565,462	66,555
BeiGene, ADR (1)	28,064	3,704
Blueprint Medicines (1)	417,649	33,433
Cara Therapeutics (1)	264,017	5,180
Corvus Pharmaceuticals (1)	344,056	1,383
Crinetics Pharmaceuticals (1)	231,776	5,275
CytomX Therapeutics (1)	383,480	4,122
Enanta Pharmaceuticals (1)	49,100	4,690
Five Prime Therapeutics (1)	148,706	1,993
Global Blood Therapeutics (1)	722,815	38,259
GlycoMimetics (1)	403,851	5,032
Guardant Health (1)	125,436	9,621
ImmunoGen (1)	259,647	704
Immunomedics (1)	796,900	15,308
Insmed (1)	1,561,139	45,382
Madrigal Pharmaceuticals (1)	40,301	5,048
Momenta Pharmaceuticals (1)	858,690	12,477
Orchard Therapeutics, ADR (1)	247,232	4,421
Principia Biopharma (1)	312,185	10,614

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PTC Therapeutics (1)	198,200	7,460
Radius Health (1)	1,309,965	26,121
Sage Therapeutics (1)	728,088	115,802
Sarepta Therapeutics (1)	72,900	8,689
Scholar Rock Holding (1)	139,014	2,612
Seattle Genetics (1)	248,621	18,209
Ultragenyx Pharmaceutical (1)	315,530	21,885
Xencor (1)	818,878	25,434
		672,698
Health Care Equipment & Supplies 3.3%
AtriCure (1)	517,400	13,861
Avanos Medical (1)	1,211,900	51,724
ICU Medical (1)	148,235	35,477
JAND, Class A, Acquisition Date: 3/9/18, Cost: $6,622 (1)(3)(4)	421,333	6,446
Nevro (1)	344,987	21,565
NuVasive (1)	479,000	27,203
Quidel (1)	999,800	65,457
Shockwave Medical (1)	92,260	3,088
STERIS	510,000	65,295
Wright Medical Group (1)	1,235,242	38,848
		328,964
Health Care Providers & Services 2.4%
Acadia Healthcare (1)	1,160,095	34,002
Amedisys (1)	175,000	21,571
Cross Country Healthcare (1)	1,283,540	9,023
Hanger (1)	1,322,817	25,200
Molina Healthcare (1)	748,740	106,291
U.S. Physical Therapy	346,808	36,425
		232,512
Health Care Technology 0.4%
HMS Holdings (1)	1,336,127	39,563
		39,563
Life Sciences Tools & Services 0.5%
Bruker	1,314,368	50,524
		50,524

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pharmaceuticals 1.8%
Amneal Pharmaceuticals (1)	991,300	14,047
Catalent (1)	1,537,038	62,388
MyoKardia (1)	521,727	27,125
Prestige Consumer Healthcare (1)	601,000	17,976
Reata Pharmaceuticals, Class A (1)	68,100	5,820
TherapeuticsMD (1)	7,278,324	35,445
WaVe Life Sciences (1)	400,557	15,562
		178,363
Total Health Care		1,502,624
INDUSTRIALS & BUSINESS SERVICES 16.3%

Aerospace & Defense 3.4%
Aerojet Rocketdyne Holdings (1)	1,493,523	53,065
BWX Technologies	1,403,953	69,608
Cubic	988,400	55,587
Moog, Class A	352,500	30,650
Teledyne Technologies (1)	513,800	121,776
		330,686
Airlines 0.5%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(3)(4)(5)	111,905	25,179
Hawaiian Holdings	1,042,600	27,368
		52,547
Building Products 1.4%
CSW Industrials (1)	457,955	26,236
Gibraltar Industries (1)	1,149,065	46,664
PGT Innovations (1)	1,559,975	21,606
Quanex Building Products	986,810	15,680
Simpson Manufacturing	524,500	31,087
		141,273
Commercial Services & Supplies 2.8%
Brink's	1,431,601	107,957
Heritage-Crystal Clean (1)	896,600	24,612
Rentokil Initial (GBP)	9,905,875	45,629

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Team (1)	1,378,800	24,129
Waste Connections	825,050	73,091
		275,418
Construction & Engineering 0.5%
Valmont Industries	349,408	45,458
		45,458
Electrical Equipment 0.7%
AZZ	981,054	40,154
Bloom Energy, Class A (1)	487,983	6,305
Thermon Group Holdings (1)	950,864	23,306
		69,765
Machinery 4.8%
Barnes Group	476,800	24,512
Chart Industries (1)	946,500	85,677
ESCO Technologies	904,861	60,653
Federal Signal	247,300	6,427
Gardner Denver Holdings (1)	446,900	12,428
Graco	846,900	41,939
John Bean Technologies	849,900	78,097
Luxfer Holdings	1,113,569	27,817
Mueller Water Products, Class A	4,000,000	40,160
REV Group	880,963	9,647
Sun Hydraulics	451,705	21,009
Toro	861,700	59,320
		467,686
Marine 0.5%
Matson	1,426,060	51,467
		51,467
Professional Services 0.2%
Huron Consulting Group (1)	315,800	14,912
		14,912
Road & Rail 0.8%
Genesee & Wyoming, Class A (1)	224,100	19,528
Knight-Swift Transportation Holdings	287,578	9,398

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Landstar System	276,300	30,224
	Schneider National, Class B	1,095,515	23,061
			82,211
	Trading Companies & Distributors 0.7%
	SiteOne Landscape Supply (1)	1,141,735	65,250
			65,250
	Total Industrials & Business Services		1,596,673
	INFORMATION TECHNOLOGY 15.0%

	Electronic Equipment, Instruments & Components 1.8%
	CTS	915,000	26,874
	Littelfuse	79,900	14,580
	National Instruments	1,223,924	54,293
	Novanta (1)	975,478	82,652
			178,399
	IT Services 3.3%
	Booz Allen Hamilton Holding	1,222,000	71,047
	Euronet Worldwide (1)	605,500	86,338
	Evo Payments, Class A (1)	306,936	8,916
	GTT Communications (1)	929,600	32,257
Okta	(1)	111,300	9,208
	ServiceTitan, Acquisition Date: 11/9/18, Cost $484 (1)(3)(4)	18,389	484
	StoneCo, Class A, Acquisition Date: 7/10/18, Cost $12,060
(1)	(3)	1,607,256	62,771
	StoneCo, Class A (1)	668,234	27,471
	Tucows, Class A (1)	232,564	18,880
	Wix.com (1)	75,371	9,107
			326,479
	Semiconductors & Semiconductor Equipment 2.8%
	Cypress Semiconductor	698,300	10,419
	Entegris	2,048,500	73,111
Inphi	(1)	1,037,465	45,379
	Lattice Semiconductor (1)	6,124,660	73,067
	MACOM Technology Solutions Holdings (1)	1,075,400	17,970
	MKS Instruments	244,400	22,741

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Monolithic Power Systems	122,433	16,588
PDF Solutions (1)	1,328,711	16,410
		275,685
Software 6.7%
2 U (1)	477,277	33,815
Ceridian HCM Holding (1)	468,792	24,049
Checkr, Acquisition Date: 6/29/18, Cost $827 (1)(3)(4)	67,290	827
Coupa Software (1)	645,167	58,697
CyberArk Software (1)	250,000	29,763
Descartes Systems Group (1)	2,181,919	79,378
Five9 (1)	832,730	43,993
Pagerduty, Acquisition Date: 9/28/18, Cost $346 (1)(3)(4)	64,029	1,038
Paycom Software (1)	148,400	28,067
Pluralsight, Class A (1)	597,700	18,971
Proofpoint (1)	492,300	59,780
SS&C Technologies Holdings	1,815,069	115,602
Tableau Software, Class A (1)	755,745	96,191
Toast, Acquisition Date: 9/14/18, Cost $18 (1)(3)(4)	1,059	29
Zendesk (1)	720,100	61,209
		651,409
Technology Hardware, Storage & Peripherals 0.4%
Cray (1)	1,161,541	30,258
Pure Storage, Class A (1)	574,523	12,519
		42,777
Total Information Technology		1,474,749
MATERIALS 2.3%

Chemicals 0.9%
GCP Applied Technologies (1)	988,456	29,258
Minerals Technologies	324,400	19,072
PolyOne	697,200	20,435
Quaker Chemical	99,800	19,993
		88,758

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Construction Materials 0.1%
Martin Marietta Materials	28,000	5,633
		5,633
Metals & Mining 1.1%
Constellium, Class A (1)	1,544,800	12,327
Franco-Nevada (CAD)	420,400	31,519
Haynes International (2)	762,672	25,038
Northern Star Resources (AUD)	2,798,277	17,778
Osisko Gold Royalties (CAD)	1,628,300	18,289
		104,951
Paper & Forest Products 0.2%
West Fraser Timber (CAD)	449,100	21,844
		21,844
Total Materials		221,186
REAL ESTATE 6.3%

Equity Real Estate Investment Trusts 5.0%
Acadia Realty Trust, REIT	965,100	26,318
Alexander & Baldwin, REIT	1,389,008	35,336
American Campus Communities, REIT	1,353,500	64,400
Community Healthcare Trust, REIT	200,000	7,178
CubeSmart, REIT	521,100	16,696
EastGroup Properties, REIT	826,800	92,304
Equity Commonwealth, REIT	750,400	24,531
First Industrial Realty Trust, REIT	601,944	21,285
JBG SMITH Properties, REIT	879,584	36,371
Paramount Group, REIT	2,898,826	41,134
PS Business Parks, REIT	598,674	93,890
Regency Centers, REIT	393,620	26,565
		486,008
Real Estate Management & Development 1.3%
Colliers International Group	254,711	17,004
FirstService	1,028,079	91,849

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Redfin (1)	1,022,859	20,733
			129,586
	Total Real Estate		615,594
	UTILITIES 4.9%
	Electric Utilities 0.9%
	PNM Resources	1,902,200	90,050
			90,050
	Gas Utilities 2.5%
	Chesapeake Utilities	514,457	46,924
	ONE Gas	1,304,100	116,104
	Southwest Gas Holdings	1,038,332	85,413
			248,441
	Independent Power & Renewable Electricity Producers 0.3%
	NextEra Energy Partners	580,100	27,056
			27,056
	Water Utilities 1.2%
	California Water Service Group	949,600	51,544
	Middlesex Water	333,979	18,700
	SJW Group	691,500	42,693
			112,937
	Total Utilities		478,484
	Total Miscellaneous Common Stocks 0.5% (6)		44,829
	Total Common Stocks (Cost $6,920,890)		9,394,357

	CONVERTIBLE PREFERRED STOCKS 1.6%
	CONSUMER DISCRETIONARY 0.6%
	Diversified Consumer Services 0.1%
	1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $5,328
(1)	(3)(4)	1,063,187	5,328
			5,328
	Internet & Direct Marketing Retail 0.3%
	A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
	$5,243 (1)(3)(4)	696,458	5,243

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Roofoods, Series F, Acquisition Date: 9/12/17, Cost $20,268
(1)	(3)(4)	57,324	29,231
			34,474
	Specialty Retail 0.1%
	Vroom, Series F, Acquisition Date: 6/30/18, Cost: $9,652
(1)	(3)(4)	565,866	10,158
			10,158
	Textiles, Apparel & Luxury Goods 0.1%
	Allbirds, Series A, Acquisition Date: 10/10/18, Cost $1,974
(1)	(3)(4)	36,000	1,974
	Allbirds, Series B, Acquisition Date: 10/10/18, Cost $347
(1)	(3)(4)	6,325	347
	Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $3,314
(1)	(3)(4)	60,445	3,314
	Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $1,061
(1)	(3)(4)	19,342	1,061
			6,696
	Total Consumer Discretionary		56,656
	CONSUMER STAPLES 0.2%
	Food Products 0.2%
	Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $	14,331 (1)(3)(4)	776,181	18,092
	Total Consumer Staples		18,092
	HEALTH CARE 0.1%
	Health Care Equipment & Supplies 0.1%
	JAND, Series E, Acquisition Date: 3/9/18, Cost $8,169 (1)(3)(4)	519,754	7,952
	Total Health Care		7,952
	INDUSTRIALS & BUSINESS SERVICES 0.1%
	Road & Rail 0.1%
	Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346
(1)	(3)(4)	1,175,394	8,346
	Total Industrials & Business Services		8,346

T. ROWE PRICE SMALL-CAP STOCK FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	INFORMATION TECHNOLOGY 0.5%
	IT Services 0.1%
	ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10
(1)	(3)(4)	381	10
	ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907
(1)	(3)(4)	186,629	4,907
			4,917
	Software 0.4%
	Checkr, Series C, Acquisition Date: 6/29/18, Cost $3,881
(1)	(3)(4)	284,293	3,881
	Pagerduty, Series D, Acquisition Date: 8/24/18 - 9/28/18, Cost
	$8,611 (1)(3)(4)	504,477	8,611
	Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
	$10,984 (1)(3)(4)	4,787,573	11,777
	Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
	$7,110 (1)(3)(4)	225,572	7,110
	Toast, Series B, Acquisition Date: 9/14/18, Cost $165 (1)(3)(4)	9,531	260
	Toast, Series D, Acquisition Date: 6/27/18, Cost: $11,952
(1)	(3)(4)	690,616	18,854
			50,493
	Total Information Technology		55,410
	UTILITIES 0.1%
	Gas Utilities 0.1%
	South Jersey Industries 7.25%, 4/15/21	245,345	12,604
	Total Utilities		12,604
	Total Convertible Preferred Stocks (Cost $137,922)		159,060

	CONVERTIBLE BONDS 0.0%
	FINANCIALS 0.0%
	Banks 0.0%
	Grasshopper Bancorp, Acquisition Date: 10/12/18, Cost $982,
	4/12/19 (1)(3)(4)	982,450	982
	Total Convertible Bonds (Cost $982)		982

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 2.49% (2)(7)	252,642,891	252,643
		252,643
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 2.49%, 6/13/19 (8)	3,130,000	3,115
		3,115
Total Short-Term Investments (Cost $255,758)		255,758
Total Investments in Securities 100.0%
(Cost $7,315,552)		$9,810,157
Other Assets Less Liabilities 0.0%		(2,520)
Net Assets 100.0%		$9,807,637

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $288,719 and represents 2.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
GBP British Pound

T. ROWE PRICE SMALL-CAP STOCK FUND

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-CAP STOCK FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 788 Russell 2000 Mini Index contracts	6/19	60,826	$(163)

Net payments (receipts) of variation margin to date			305

Variation margin receivable (payable) on open futures
contracts			$142

T. ROWE PRICE SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Chuy's Holdings	$9	$4,268	$—
Denny's	2,629	4,608	—
Haynes International	(3)	4,933	168
Lattice Semiconductor	6,175	30,305	—
Red Robin Gourmet Burgers	18	1,592	—
Tuesday Morning	10	1,639	—
T. Rowe Price Government
Reserve Fund	—	—	1,289
Totals	$8,838#	$47,345	$1,457+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
Chuy's Holdings	$15,021$	531$	149$	19,671
Denny's	56,395	—	4,577	56,426
Haynes International	20,319	—	214	25,038
Lattice Semiconductor	50,399	—	7,637	*
Red Robin Gourmet
Burgers	20,583	—	184	21,991
Tuesday Morning	6,747	125	63	8,448
T. Rowe Price Government
Reserve Fund	152,554	¤	¤	252,643
				$384,217^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

+ Investment income comprised $1,457 of dividend income and $0 of interest income.

¤ Purchase and sale information not shown for cash management funds.

* On the date indicated, issuer was held but no longer an affiliated company.

^ The cost basis of investments in affiliated companies was $414,304.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE SMALL-CAP STOCK FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,045,536$	269,883$	78,938$	9,394,357
Convertible Preferred Stocks	—	12,604	146,456	159,060
Fixed Income Securities(1)	—	—	982	982
Short-Term Investments	252,643	3,115	—	255,758
Total Securities	$9,298,179	285,602	226,376	9,810,157
Futures Contracts	142	—	—	142
Total	$9,298,321$	285,602	226,376$	9,810,299

(1) Includes Convertible Bonds

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $2,482,000 for the period ended March 31, 2019.

($000 s)
	Beginning	Gain (Loss)		Ending Balance
	Balance 1/1/19	During Period	Total Purchases	3/31/19
Investment in Securities
Common Stocks	$78,938	$—	$—	$78,938
Convertible Preferred Stocks	138,646	2,482	5,328	146,456
Convertible Bonds	982	—	—	982
Total	$218,566	$2,482	$5,328	$226,376